STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2025
Share-based payment arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options

Years ended		March 31 2025		March 31 2024
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Stock options outstanding, beginning of year	823,527	$33.56	785,429	$26.69
Granted	241,327	45.37	176,112	57.71
Exercised (i)	(19,261)	25.70	(105,398)	20.45
Forfeited	(50,994)	47.39	(32,616)	40.86
Stock options outstanding, end of year	994,599	$35.87	823,527	$33.56
Stock options exercisable, end of year, time-vested options	531,910	$28.06	369,483	$24.54

Disclosure of range of exercise prices of outstanding share options

As at March 31, 2025		Stock options outstanding		Stock options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
$20.22 - $25.48	286,447	1.9 years	$20.45	286,447	$20.45
$25.49 - $32.92	156,548	3.2 years	30.07	114,132	30.07
$32.93 - $40.58	173,848	4.2 years	35.78	84,726	35.78
$40.59 - $57.71	377,756	5.6 years	50.01	46,605	55.87
$20.22 - $57.71	994,599	3.9 years	$35.87	531,910	$28.06

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period

Years ended	March 31 2025	March 31 2024
Weighted average risk-free interest rate	3.75%	3.52%
Dividend yield	0%	0%
Weighted average expected volatility	35%	36%
Weighted average expected life	4.75 years	4.77 years
Number of stock options granted: Time-vested	241,327	176,112
Weighted average exercise price per option	$ 45.37	$ 57.71
Weighted average value per option: Time-vested	$ 16.45	$ 20.83

Explanation of effect of share-based payments on entity's profit or loss

For the years ended	March 31 2025	March 31 2024
Stock options	$2,832	$2,454
RSUs	8,976	14,240
DSUs	(2,630)	(2,904)
	$9,178	$13,790